Loans Receivable, Net (Details 2) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	$ 154,719,734	$ 140,913,782
Gurantee Backed Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	84,557,584	47,030,824
Pledged Assets Backed Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	64,881,918	70,882,820
Collateral Backed Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	5,280,232	23,000,138
Business Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	58,387,204	41,794,907
Business Loan [Member] | Gurantee Backed Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	44,114,593	16,505,692
Business Loan [Member] | Pledged Assets Backed Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	11,392,746	5,593,296
Business Loan [Member] | Collateral Backed Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	2,879,865	19,695,919
Personal Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	96,332,530	99,118,875
Personal Loans [Member] | Gurantee Backed Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	40,442,991	30,525,132
Personal Loans [Member] | Pledged Assets Backed Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	53,489,172	65,289,524
Personal Loans [Member] | Collateral Backed Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	$ 2,400,367	$ 3,304,219